ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY
	As of December 31,
	2022	2021
Accounts receivable	$2,826	$-
Allowance for doubtful accounts	-	-
Total	$2,826	$-